RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2025
Related Party [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
In the normal course of operations, our company entered into the transactions below with related parties. The ultimate parent of our company is Brookfield. Other related parties of our company represent Brookfield’s subsidiary and operating entities.
Since inception, the partnership has had a management agreement, the Master Services Agreement, with the Service Providers which are subsidiaries of Brookfield.
Pursuant to the Master Services Agreement, on a quarterly basis, we, together with Brookfield Infrastructure, pay a base management fee to the Service Providers equal to 0.3125% per quarter (1.25% annually) of the combined market value of our group. Our company pays for, or reimburses the partnership for, our proportionate share of the management fee. For purposes of calculating the base management fee, the market value of our group is equal to the aggregate value of all the outstanding units (assuming full conversion of BN’s limited partnership interests in Holding LP into units), preferred units and securities of the other Service Recipients (including the Exchangeable units and exchangeable shares, calculated on a fully-diluted basis assuming full conversion of any class A.2 exchangeable shares into exchangeable shares) that are not held by Brookfield Infrastructure, plus all outstanding third-party debt with recourse to a Service Recipient, less all cash held by such entities. The amount attributable to our company is based on the weighted average number of exchangeable shares and class A.2 exchangeable shares outstanding relative to units.
The base management fee attributable to our company was $18 million and $34 million, respectively, for the three and six-month periods ended June 30, 2025 (2024: $15 million and $31 million) and has been recorded as part of general and administrative expenses in the interim financial statements.
Our company’s affiliates provide connection services in the normal course of operations on market terms to affiliates and associates of Brookfield Property Partners L.P. For the three and six-month periods ended June 30, 2025 revenues of less than $1 million were generated (2024: less than $1 million) and $nil expenses were incurred (2024: $nil).
A subsidiary of BIHC is party to two credit agreements with Brookfield Infrastructure, one as borrower and one as lender, each providing for a ten-year revolving $1 billion credit facility for purposes of providing BIHC and Brookfield Infrastructure with access to debt financing on an as-needed basis and to maximize our flexibility and facilitate the movement of cash within our group. Such credit agreements terminate on March 31, 2030. We intend to use the liquidity provided by the foregoing credit facilities for working capital purposes and to fund growth capital investments and acquisitions. The determination of which of these sources of funding we will access in any particular situation will be a matter of optimizing needs and opportunities at that time.
In addition, each such credit facility contemplates potential deposit arrangements pursuant to which the lender thereunder would, with the consent of a borrower, deposit funds on a demand basis to such borrower’s account at market interest rate. As at June 30, 2025, $nil (December 31, 2024: $nil) was drawn on the credit facilities under the credit agreements with Brookfield Infrastructure.
On December 24, 2024, the partnership, BIHC and our company completed the Arrangement pursuant to which (i) holders of the exchangeable shares of BIHC, other than Brookfield, received exchangeable shares of our company in exchange for their BIHC exchangeable shares on a one-for-one basis; (ii) Brookfield transferred their exchangeable shares of BIHC to our company in exchange for class A.2 exchangeable shares on a one-for-one basis; (iii) the exchangeable shares of BIHC were delisted; and (iv) the exchangeable shares of our company were listed on the NYSE and TSX.
In connection with the Arrangement, our company entered into two deposit agreements with Canada Holdco, one as depositor/lender and one as depositee/borrower. Each deposit agreement contemplates potential deposit arrangements pursuant to which the parties thereunder would mutually agree to deposit funds thereunder from time to time on a demand basis at a specified rate of interest. Additionally, our company, as borrower, entered into a credit agreement with Canada Holdco, as lender, pursuant to which Canada Holdco established a revolving credit facility in the aggregate principal amount of $150 million in favor of our company. The credit agreement has a ten-year term, subject to automatic one-year extensions occurring annually unless terminated by the lender.
The credit facilities are available in U.S. or Canadian dollars, and advances will be made by way of SOFR, base rate, CORRA, or prime rate loans. Each of the credit facilities bears interest at the benchmark rate plus an applicable spread, in each case subject to adjustment from time to time as the parties may agree.
Brookfield Infrastructure provided BIHC an equity commitment in the amount of $1 billion. The equity commitment may be called by BIHC in exchange for the issuance of a number of class C shares or preferred shares, as the case may be, to Brookfield Infrastructure, corresponding to the amount of the equity commitment called divided (i) in the case of a subscription for class C shares, by the fair market value of a class C share, and (ii) in the case of a subscription for preferred shares, $25.00. The equity commitment will be reduced permanently by the amount so called. As at June 30, 2025, $nil (December 31, 2024: $nil) was called on the equity commitment.
BIPC Holdings Inc., a wholly owned subsidiary of BIHC, fully and unconditionally guaranteed (i) any unsecured debt securities issued by Brookfield Infrastructure Finance ULC, Brookfield Infrastructure Finance LLC, Brookfield Infrastructure Finance Limited and Brookfield Infrastructure Finance Pty Ltd., which we refer to collectively as the “Co-Issuers”, in each case as to payment of principal, premium (if any) and interest when and as the same will become due and payable under or in respect of the trust indenture dated October 10, 2012 among the Co-Issuers and Computershare Trust Company of Canada under which such securities are issued, (ii) certain of the partnership’s preferred units, as to payment of distributions when due, the payment of amounts due on redemption and the payment of amounts due on the liquidation, dissolution or winding up of the partnership, and (iii) the obligations of Brookfield Infrastructure under its bilateral credit facilities. These arrangements do not have or are not reasonably likely to have a material current or future effect on our financial condition, changes in financial condition, revenues or expenses, results of operations, liquidity, capital expenditures or capital resources that are material to investors. In addition, BIPC Holdings Inc. guaranteed (i) subordinated debt securities issued by Brookfield Infrastructure Finance ULC or BIP Bermuda Holdings I Limited on a subordinated basis, as to payment of principal, premium (if any) and interest when and as the same will become due and payable under or in respect of the trust indenture under which such securities are issued, and (ii) the obligations of Brookfield Infrastructure Holdings (Canada) Inc. under its commercial paper program.
On March 28, 2023, our company entered into a loan agreement (as lender) with Brookfield Infrastructure for $250 million. On May 24, 2024, the loan was partially settled as part of a non-cash transaction for $200 million and had a balance outstanding of $57 million as of June 30, 2025 (December 31, 2024: $57 million). The loan is presented as amounts due from Brookfield Infrastructure on the consolidated statements of financial position. The loan was extended to a maturity date of May 24, 2029 and accrues interest at SOFR plus 210 basis points per annum until May 24, 2026, and thereafter accrues interest at SOFR plus 475 basis points per annum until the maturity date. Interest accrued during the three and six-month periods ended June 30, 2025 was $1 million and $2 million (2024: $3 million and $8 million), respectively.
On May 24, 2024, our company entered into an additional loan agreement (as lender) with Brookfield Infrastructure as part of a non-cash transaction for $24 million. The loan agreement was subsequently amended on December 27, 2024 to extend an additional $17 million to Brookfield Infrastructure. As of June 30, 2025, the balance outstanding on this loan was $43 million (December 31, 2024: $43 million). The loan is presented as amounts due from Brookfield Infrastructure on the consolidated statements of financial position and accrues interest at SOFR plus 210 basis points per annum until May 24, 2026, and thereafter accrues interest at SOFR plus 475 basis points per annum until May 24, 2029, the maturity date. Interest accrued during the three and six-month periods ended June 30, 2025 was $1 million (2024: less than $1 million).
As at June 30, 2025, the balance outstanding on our deposit with Brookfield Infrastructure was $1,367 million (December 31, 2024:$1,178 million). The deposit arrangement accrues interest at 0.2% per annum. During the three and six-month periods ended June 30, 2025, interest accrued on the deposit with Brookfield Infrastructure was $1 million and $2 million (2024: less than $1 million), respectively.
On May 24, 2024, our company entered into loan agreements with Brookfield Infrastructure as part of a non-cash transaction for total cumulative proceeds of $100 million. The loans are presented as loans payable to Brookfield Infrastructure on the unaudited interim and condensed consolidated statements of financial position and accrue interest at SOFR plus 210 basis points per annum until May 24, 2026, and thereafter accrue interest at SOFR plus 475 basis points per annum until May 24, 2029, the maturity date. Interest accrued during the three and six-month periods ended June 30, 2025 was $2 million and $4 million (2024: less than $1 million), respectively.
As at June 30, 2025, our company had accounts payable of $36 million (December 31, 2024: $30 million) to Brookfield and subsidiaries of Brookfield Infrastructure, and accounts receivable of $21 million (December 31, 2024: $19 million) from subsidiaries of Brookfield Infrastructure.